Equity - Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital		12 Months Ended
		Dec. 31, 2023 AUD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 AUD ($) $ / shares shares	Dec. 31, 2021 AUD ($) $ / shares shares
Schedule of Movements in Ordinary Share Capital [line items]
Beginning Balance Shares (in Shares)		1,331,279,665	1,331,279,665	321,936,715
Placement Shares (in Shares)	[1]				64,000,000
Placement Issue price (in Dollars per share and Dollars per share) | $ / shares	[1]				$ 0.06
Placement Cost | $	[1]				$ 3,840,000
Placement Issue price (in Dollars per share) | $ / shares	[1]
Placement Cost | $	[1]				$ (220,659)
Ending Balance Shares (in Shares)		1,326,676,693	1,326,676,693	1,331,279,665	321,936,715
Expiry of options costs		$ 249,662	$ 170,768
Cancelation of shares through small parcel buy back shares (in Shares)		(4,602,972)	(4,602,972)
Cancelation of shares through small parcel buy back costs		$ (30,702)	$ (21,000)
Issue of IPO shares (net of warrant fair value) Shares (in Shares)	[2]			885,592,950
Issue of IPO shares (net of warrant fair value) Issue price (in Dollars per share and Dollars per share) | $ / shares	[2]			$ 0.015
Issue of IPO shares (net of warrant fair value) Cost | $	[2]			$ 13,662,563
Exercise of pre-funded warrants shares (in Shares)				123,750,000
Exercise of pre-funded warrants Issue price (in Dollars per share and Dollars per share) | $ / shares				$ 0.026
Exercise of pre-funded warrants costs | $				$ 4,085,533
Capital raising Issue price (in Dollars per share) | $ / shares
Capital raising costs | $				$ (2,615,470)
Bottom of range [member]
Schedule of Movements in Ordinary Share Capital [line items]
Beginning Balance Date					Jan. 01, 2021
Beginning Balance Shares (in Shares)				321,936,715	257,936,715
Beginning Balance Cost | $				$ 26,504,136	$ 22,884,795
Ending Balance Date					Dec. 31, 2021
Ending Balance Shares (in Shares)					321,936,715
Ending Balance Cost | $					$ 26,504,136
Top of range [member]
Schedule of Movements in Ordinary Share Capital [line items]
Beginning Balance Shares (in Shares)		1,331,279,665	1,331,279,665
Beginning Balance Cost | $		$ 41,636,762
Ending Balance Date		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Ending Balance Shares (in Shares)		1,326,676,693	1,326,676,693	1,331,279,665
Ending Balance Cost		$ 41,855,722	$ 28,629,314	$ 41,636,762

[1]	On July 15, 2021, the Company issued 64,000,000 options to investors in the Company’s May 2021 capital raising. The options have an exercise price of AUD$0.09 ($0.07), expire July 15, 2023
[2]	On August 24, 2022, the Company issued 3,220,338 units to shareholders in the Company’s August 2022 Nasdaq listing & IPO. Each unit consists of a single ADS and single pre-funded warrant exercisable to a single ADS. The warrants have an exercise price of AUD$7.36 ($5.00), expire August 24, 2027.